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AMERICAN FUNDS CORPORATE BOND FUND®
AMERICAN FUNDS CORPORATE BOND FUND®
Prospectus Supplement October 30, 2020

For the following funds with prospectuses dated
January 1, 2020 – October 30, 2020 (as supplemented to date):

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds Developing World Growth and Income FundSM (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Global Balanced FundSM (GBAL)
American Funds Global Insight FundSM (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds International Vantage FundSM (IVE)

American Funds Mortgage Fund®(AFMF)

American Funds Multi-Sector Income FundSM (MSI)

American Funds Strategic Bond FundSM (SBF)
American Funds U.S. Government Money Market FundSM (MMF)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income FundSM (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Washington Mutual Investors FundSM (WMIF)

Changes apply to all funds unless otherwise noted.

1. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below and is amended to read as follows:

● AMCAP	● CBF	● EUPAC
● IFA	● IGI	● MSI
● WMIF

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund.

3. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the “Annual fund operating expenses” table with the corresponding columns set forth below and (ii) replacing the column captioned “529-F-1,” “529-F-2,” or “529-F-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS CORPORATE BOND FUND®		Class 529-F-1	Class 529-F-2		Class 529-F-3
Management fees2		0.38%	0.38%		0.38%
Distribution and/or service (12b-1) fees		0.25%	none		none
Other expenses		0.26%	0.22%	[1]	0.16%	[1]
Total annual fund operating expenses		0.89%	0.60%		0.54%
Expense reimbursement	[2]	0.04%	0.04%		0.04%
Total annual fund operating expenses after expense reimbursement		0.85%	0.56%		0.50%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

2. In the third paragraph of the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below, replace the following sentence:

● AMCAP	● CBF	● EUPAC
● IFA	● IGI	● MSI
● WMIF

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example - AMERICAN FUNDS CORPORATE BOND FUND® - USD ($)	Class 529-F-1	Class 529-F-3
1 year	$ 87	$ 51
3 years	280	169
5 years	489	298
10 years	$ 1,092	$ 673

4. The following is added before the last sentence in the paragraph under the “Investment results” section of the prospectus for each of the funds listed below, and at the end of the paragraph under the “Investment results” section of the prospectus for American Funds Multi-Sector Income Fund, to read as follows:

● AMCAP	● CBF	● EUPAC
● IFA	● IGI	● WMIF

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares.  If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower.

Keep this supplement with your prospectus.